Supplemental disclosure of cash flow information	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Supplemental disclosure of cash flow information

12.	Supplemental disclosure of cash flow information

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	1,709	(978)	2,203	(1,662)
Inventory	(59)	(206)	950	688
Prepaid expenses and other current assets	583	266	517	(1,627)
Accounts payable and accrued liabilities	(927)	(3,566)	(2,877)	(983)
Deferred revenues	-	217	-	217
Provision for restructuring and other costs	(226)	273	(539)	274
Employee future benefits	(129)	(131)	(401)	(175)
	951	(4,125)	(147)	(3,268)

Additions of property and equipment of $0.5 million for the year ended December 31, 2024 were acquired on deferred payment terms, the settlement of which was made during nine-months ended September 30, 2025, resulting in a nil balance as at September 30, 2025.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2025, and for the three months ended September 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)